Note 19 - Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Loss Per Share

Basic loss per share available to AvePoint common shareholders (“EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding for the period. In computing diluted EPS, the Company adjusts the denominator, subject to anti-dilution requirements, to include the dilution from potential shares of common stock resulting from outstanding share based payment awards, warrants, earn-outs and the conversion of convertible preferred shares. AvePoint applies the two-class method in calculating loss per share. AvePoint’s Sponsor Earn-Out Shares described in “Note 12 — Mezzanine Equity and Stockholders’ Equity” are considered participating securities and have no contractual obligation to shares in the loss of the Company. As such, the weighted-average impact of these shares is excluded from the calculation of loss per share below. As losses were incurred during all periods presented, no earnings per share exists for the Sponsor Earn-Out Shares.

	Three Months Ended March 31,
	2023	2022
	(in thousands, except per share amounts)
Loss per share available to common shareholders, excluding sponsor earn-out shareholders
Numerator:
Net loss	$(9,182)	$(11,053)
Net income attributable to redeemable noncontrolling interest	(15)	(617)
Net loss attributable to AvePoint, Inc.	$(9,197)	$(11,670)
Total net loss available to common shareholders	$(9,197)	$(11,670)
Denominator:
Weighted average common shares outstanding	182,818	182,833
Effect of dilutive securities	—	—
Weighted average diluted shares	182,818	182,833

Basic and diluted loss per share available to common shareholders, excluding sponsor earn-out shareholders	$(0.05)	$(0.06)

To arrive at net loss available to common shareholders, the Company deducted net income attributable to the redeemable noncontrolling interest.

For the three months ended March 31, 2023 and 2022, the Company’s potentially dilutive securities were deemed to be anti-dilutive given the Company’s net loss position. As such, basic loss per share is equal to diluted loss per share for the periods presented.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	March 31,
	2023	2022
	(in thousands)
Stock options	29,437	30,437
Restricted stock units	13,246	9,369
Warrants	17,905	17,905
Company Earn-Outs	3,000	3,000
Total potentially dilutive securities	63,588	60,711

19. Loss Per Share

Basic loss per share available to the Company’s common shareholders (“EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding for the period. In computing diluted EPS, the Company adjusts the denominator, subject to anti-dilution requirements, to include the dilution from potential shares of common stock resulting from outstanding share-based payment awards, warrants, earn-outs and the conversion of convertible preferred shares. The Company applies the two-class method in calculating loss per share. the Company’s Sponsor Earn-Out Shares described in “Note 15 — Mezzanine Equity and Stockholders’ Equity (Deficiency)” are considered participating securities and have no contractual obligation to shares in the loss of the Company. As such, the weighted-average impact of these shares is excluded from the calculation of loss per share below. As losses were incurred during all periods presented, no earnings per share exists for the Sponsor Earn-Out Shares.

	Year Ended December 31,
	2022	2021	2020
	(in thousands, except per share amounts)
Loss per share available to common stockholders, excluding sponsor earn-out stockholders
Numerator:
Net loss	$(38,688)	$(33,245)	$(16,969)
Net income attributable to redeemable noncontrolling interest	(2,942)	(1,974)	(27)
Net loss attributable to AvePoint, Inc.	$(41,630)	$(35,219)	$(16,996)
Deemed dividends on preferred stock	—	(32,928)	(34,446)
Total net loss available to common stockholders	$(41,630)	$(68,147)	$(51,442)
Denominator:
Weighted average common shares outstanding	181,957	141,596	89,638
Effect of dilutive securities	—	—	—
Weighted average diluted shares	181,957	141,596	89,638
Basic and diluted loss per share available to common stockholders, excluding sponsor earn-out stockholders	$(0.23)	$(0.48)	$(0.57)

To arrive at net loss available to common stockholders, the Company deducted net income attributable to the redeemable noncontrolling interest in EduTech and deemed dividends, which related to the redemption, extinguishment, and remeasurement of preferred stock.

For the years ended December 31, 2022, 2021, and 2020, the Company’s potentially dilutive securities were deemed to be anti-dilutive given the Company’s net loss position. As such, basic loss per share is equal to diluted loss per share for the periods presented.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Convertible preferred stock	—	—	42,001
Stock options	29,168	30,480	34,857
Restricted stock units	8,493	5,167	—
Warrants	17,905	17,905	—
Company Earn-Outs	3,000	3,000	—
Total potentially dilutive securities	58,566	56,552	76,858